Debt And Other Long-Term Liabilities (Schedule Of Interest Expense Related To Convertible Debt) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Amortization of debt discount	$ 1,111	$ 1,764	$ 2,774	$ 3,481
Convertible Debt [Member]
Debt Instrument [Line Items]
Contractual interest expense	1,115	2,000	2,816	4,000
Amortization of debt discount	1,111	1,764	2,774	3,481
Total interest expense related to convertible debt	$ 2,226	$ 3,764	$ 5,590	$ 7,481